INDEBTEDNESS (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of debt activity (other than related party notes payable)
Debt (other than related party notes payable, which are discussed in Note 15) at December 31, 2015 and 2014 was comprised of the following:

	December 31,
	2015	2014
Term loan(1)	$400.0	$—
6.875% senior notes, due in August 2017	600.0	—
Other indebtedness(2)	37.3	18.0
Less: deferred financing fees(3)	(5.2)	—
Total debt	1,032.1	18.0
Less: short-term debt	28.0	6.0
Less: current maturities of long-term debt	10.3	1.7
Total long-term debt	$993.8	$10.3

(1)	The term loan of $400.0 is repayable in quarterly installments of 5.0% annually, beginning with our third quarter of 2016, with the remaining balance repayable in full on September 24, 2020.

(2)
Primarily includes capital lease obligations of $9.3 and $12.0 and balances under a purchase card program of $23.6 and $0.0 as of December 31, 2015 and 2014, respectively. The purchase card program allows for payment beyond the normal payment terms for goods and services acquired under the program. As this arrangement extends the payment of these purchases beyond their normal payment terms through third-party lending institutions, we have classified these amounts as short-term debt.

Schedule of per annum fees and interest rate margins applicable to Eurodollar and alternate base rate loans
The per annum fees charged and the interest rate margins applicable to Eurodollar and alternate base rate loans are as follows:

Consolidated Leverage Ratio	Domestic Revolving Commitment Fee	Global Revolving Commitment Fee	Letter of Credit Fee	Foreign Credit Commitment Fee	Foreign Credit Instrument Fee	LIBOR Loans	ABR Loans
Greater than or equal to 3.00 to 1.00	0.350%	0.350%	2.000%	0.350%	1.250%	2.000%	1.000%
Between 2.00 to 1.00 and 3.00 to 1.00	0.300%	0.300%	1.750%	0.300%	1.000%	1.750%	0.750%
Between 1.50 to 1.00 and 2.00 to 1.00	0.275%	0.275%	1.500%	0.275%	0.875%	1.500%	0.500%
Between 1.00 to 1.00 and 1.50 to 1.00	0.250%	0.250%	1.375%	0.250%	0.800%	1.375%	0.375%
Less than 1.00 to 1.00	0.225%	0.225%	1.250%	0.225%	0.750%	1.250%	0.250%